WARRANT LIABILITIES - Schedule of warrant liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
WARRANT LIABILITIES
Balance at beginning of the year	$ 800
Changes in fair values	45
Balance at end of the year	$ 845